Western & Southern Financial Group®	400 Broadway Cincinnati, OH 45202 Tel: 513-357-4076 Simon.Berry@wslife.com

October 30, 2026

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Touchstone ETF Trust (the “Trust”)
File Nos: 333-264194 and 811-23789

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated October 28, 2026, do not differ from those contained in Post-Effective Amendment No. 16 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on October 27, 2026 (SEC Accession No. 0001193125-26-434001) and became effective on October 28, 2026.

Please contact the undersigned at (513) 357-4076 if you have any questions.

Sincerely,

/s/ Simon Berry
Simon Berry
Western & Southern Financial Group
Senior Counsel